UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – May 31, 2010

Item 1: Reports to Shareholders

Vanguard Pennsylvania Tax-Exempt
Funds Semiannual Report

May 31, 2010

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

> Amid ongoing state and local budget woes, municipal bonds posted solid returns in the fiscal first half, while money market returns hovered near zero.

> Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.06% for the six months ended May 31, 2010, ahead of its peer group’s break-even average return.

> Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned more than 3% for the period, in line with its national benchmark index but trailing the average result of competing state funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	26
About Your Fund’s Expenses.	50
Trustees Approve Advisory Arrangement.	52
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended May 31, 2010
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	0.15%	0.24%	0.06%	0.00%	0.06%
Pennsylvania Tax-Exempt Money Market
Funds Average					0.00
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	3.30%	5.24%	2.09%	1.19%	3.28%
Admiral™ Shares	3.38	5.36	2.13	1.19	3.32
Barclays Capital 10 Year Municipal Bond Index					3.46
Pennsylvania Municipal Debt Funds Average					4.09
Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance
November 30, 2009 , Through May 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.001	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt
Fund
Investor Shares	$10.97	$11.10	$0.226	$0.000
Admiral Shares	10.97	11.10	0.230	0.000

Chairman’s Letter

Dear Shareholder,

Municipal bonds performed well in the six months ended May 31, 2010, even as serious budget shortfalls at the state and local levels continued to take center stage nationwide. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned a respectable 3.28% for Investor Shares, near the 3.46% return of its national benchmark index but behind the average return of its state peers.

Anchored by Federal Reserve policy to stimulate the economy, both taxable and tax-exempt money market rates and returns remained near zero. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned only 0.06%, but low expenses helped it stay ahead of the zero average return of its peers.

Low money market returns led many investors seeking tax-exempt income to favor the somewhat higher interest rates available on longer-term securities—which raised these bonds’ prices and lowered yields. In fact, many tax-exempt yields have been near their four-decade lows. As of May 31, the 30-day SEC yield of the Pennsylvania Long-Term Tax-Exempt Fund Investor Shares was 3.30%, down from 3.47% on November 30. The Pennsylvania Tax-Exempt Money Market Fund’s 7-day SEC yield was 0.15%, down from 0.54% a year ago but relatively unchanged from the fiscal year-end. As shown on page 1, the taxable-equivalent yield of each fund was higher.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Money Market Fund had some exposure to these securities, but the Long-Term Fund did not.

Surprising developments, fast-changing sentiment
For most of the past six months, corporate and municipal bonds were the fixed income market’s best performers, although returns were generally tepid compared with last year’s exceptional rally. Municipal bonds again outpaced the broad taxable bond market. Riskier securities delivered the highest returns, while U.S. Treasury prices drifted lower. These dynamics reflected both optimism that the U.S. economic recovery was gaining traction, enhancing the creditworthiness of borrowers, and investors’ wide-ranging search for yield in response to record-low short-term interest rates.

Toward the end of the period, however, investors—rattled by Europe’s sovereign debt crisis—retreated into U.S. Treasuries. For the full six months, the broad taxable market returned a little more than 2%; municipal securities returned more than 3%.

Market Barometer
			Total Returns
		Periods Ended May 31, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.08%	8.42%	5.33%
Barclays Capital Municipal Bond Index	3.60	8.52	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.12	2.67

Stocks
Russell 1000 Index (Large-caps)	1.53%	22.33%	0.67%
Russell 2000 Index (Small-caps)	14.84	33.62	2.77
Dow Jones U.S. Total Stock Market Index	2.78	23.49	1.25
MSCI All Country World Index ex USA (International)	-7.74	11.08	4.49

CPI
Consumer Price Index	0.85%	2.02%	2.33%

Amid global stock market turmoil, small-caps were a bright spot
Swift reversals were a theme in the stock market, too. Stock prices rallied at the start of the period, pulled back in January, then surged higher on rapid growth in corporate earnings and pervasive optimism about the strength of the economic recovery. In May, however, as the scope of Europe’s fiscal challenges seemed to expand, stock prices retreated sharply. For the full six months, U.S. stocks returned about 3%. Small-caps, which are less exposed to global turmoil than large-cap multinationals, performed much better than larger stocks.

International stocks posted a weak six-month return. For U.S.-based investors, a strengthening U.S. dollar reduced the value of assets denominated in other currencies.

Firm demand for longer-term munis, less interest in money markets
A variety of market forces worked to the benefit of the municipal bond market during the last six months. Not surprisingly—given their near-zero return—tax-exempt money market funds continued to experience net cash outflows. Some of that cash has been reinvested in longer-term funds, helping to support prices.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money
Market Fund	0.17%	—	0.63%
Pennsylvania Long-Term Tax-Exempt
Fund	0.20	0.12%	1.14

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended May 31, 2010, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds.

The unfolding debt crisis in Greece and other European nations also spurred demand as investors became risk-averse, turning to ultrasafe Treasury securities as well as munis. Notwithstanding the fiscal stress faced by state and local governments, munis are still perceived as relatively safe havens, given their historically low default rates and the ability of many issuers to increase taxes to close funding gaps.

Another key driver of tax-exempt bond performance has been the remarkable success of taxable Build America Bonds. Created as part of the massive federal stimulus package in early 2009, these bonds provide a federal subsidy to help reduce state and local governments’ borrowing costs. In Pennsylvania, the Commonwealth Financing Authority and the School District of Philadelphia are two examples of the many issuers who have taken advantage of this provision.

Investment insight

A word about credit ratings
You may have noticed recently that some municipal securities appear to have been upgraded, even while state and local authorities struggle to balance their budgets and meet their obligations.

This apparent improvement resulted from a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies, which have stressed that the changes are not upgrades. Both agencies now rate municipal debt by the same standards they use to rate corporate debt, a change intended to make ratings more comparable across categories of taxable and tax-exempt bonds. For many municipal issuers—
including the Commonwealth of Pennsylvania—the result has been a new rating unrelated to any change in the issuer’s financial conditions. The new ratings are reflected in the Fund Profile statistics in this semiannual report.

Another consequence of the agencies’ new approach is that their ratings of municipal borrowers are now clustered in a narrower range, making it more difficult for individual investors to discriminate among them. This puts a premium on the type of thorough and independent analysis that Vanguard’s highly experienced team of credit analysts conducts as a matter of course. As they continually monitor all the securities in our funds, and evaluate prospective purchases, our analysts even meet face-to-face with issuers’ representatives to get a solid understanding of creditworthiness. We believe the analysts’ independent judgment provides an exceptionally solid grounding for the high credit quality of our funds.

Nationwide, the issuance of more than $100 billion of taxable Build America Bonds in just over a year has crowded out new tax-exempt issues, causing investors—especially those seeking longer-maturity bonds—to bid up tax-exempt prices (thereby lowering yields). The supply shrinkage has been notable: In the first five months of calendar-year 2010, only about two-thirds of muni issuance was tax-exempt, compared with an average of well above 90% for the January–May period in the last five years.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund’s results reflected these countrywide dynamics as well as individual security selection. The fund’s return was close to that of the national municipal benchmark index but almost a percentage point behind the average return of Pennsylvania peer funds. Your fund’s orientation toward higher credit quality served as a headwind during the period, as lower-quality bonds generally outperformed.

Municipal defaults remain rare, despite financial struggles
The health of state and municipal finances often lags that of the national economy, and this appears to be the case in the current economic cycle. Although the broad U.S. economy has continued to recover from the deep recession, the fiscal conditions of state and local governments are likely to remain fragile for at least another year or longer.

In common with most states, Pennsylvania confronts some of the toughest challenges since the Great Depression: sharply lower revenues from sales and income taxes, and high unemployment (about 9%, but below the national average). The City of Harrisburg has missed some debt payments in 2010—some of which are expected to be made by co-guarantors—and it has been widely reported that the city may consider filing for bankruptcy protection. (Note that the Vanguard Pennsylvania Tax-Exempt Funds did not hold any City of Harrisburg bonds during the last six months.) Despite such dilemmas, municipal default rates across the United States have remained considerably lower than those of corporate debt.

For more information on the funds’ positioning and performance during the last six months, please see the Advisor’s Report following this letter.

Tune out the noise, and focus on the long term
It’s hard to pick up a newspaper or go online without reading about state and local furloughs, teacher layoffs, and stopgap funding measures—not to mention concerns that weak European economies may stunt global economic growth. Even though many of these developments hit close to home, and may tempt you to respond, don’t let them distract you. Instead, focus on maintaining a portfolio that is appropriately balanced among asset classes and is consistent with your investment goals.

Also, don’t lose sight of the need to diversify your bond holdings, not just your stocks. Recent Vanguard research underscores the benefits of a broadly diversified bond portfolio—regardless of the possible direction of interest rates.

For Pennsylvania’s higher-tax-bracket investors, Vanguard Pennsylvania Tax-Exempt Funds can help provide diversification with the added advantages of exemption from state income taxes, as well as low costs and the seasoned judgment of Vanguard’s team of portfolio managers and credit analysts.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 9, 2010

Advisor’s Report

For the six months ended May 31, 2010, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.06%, compared with peer-group state funds that produced no return at all. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 3.28% for Investor Shares and 3.32% for Admiral Shares, in line with the national benchmark index but trailing the average return of competing state funds.

The investment environment
As shown in the table, at the end of May municipal bond yields were about where they started the new fiscal year for short-and intermediate-term bonds, but lower for longer-term bonds. Overall, yields were close to the lows reached over roughly the last 40 years.

In addition, the spread in yields between lowest-risk and higher-risk municipal bonds continued to narrow from the extremely wide spans that characterized the muni bond market during the worst of the financial crisis in late 2008 and early 2009. The narrowing was only slightly interrupted by investors’ reaction late in the period to the debt crisis in Europe, which started with uncertainty about whether Greece would be able to meet its debt obligations.

One response to the ratcheted-up uncertainty about the global economic recovery has been a flight to quality that fueled demand for U.S. Treasury securities, a traditional safe haven. This dynamic made tax-exempt municipal bonds more attractive, despite the financial stresses

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2009	2010
2 years	0.61%	0.58%
5 years	1.50	1.59
10 years	2.78	2.80
30 years	4.28	4.00
Source: Vanguard.

imposed on most states and municipalities by the severe recession. Higher demand raises bond prices but reduces yields, because prices and yields move inversely to each other. As the European debt crisis began to dominate financial headlines in April and May, Treasury and tax-exempt bond yields fell.

Other factors leading to lower yields were set in motion from opposite ends of the maturity spectrum. With short-term interest rates held close to zero by the Federal Reserve, money market mutual funds could offer investors virtually no yield. Many investors moved on to longer-term municipal bonds and bond funds.

At the longer end of the spectrum, demand for tax-exempt bonds was steady; however, the supply of new tax-exempt issues declined, a result of the growing issuance by state and local governments of taxable Build America Bonds. These “BABs” were created by the American Recovery and Reinvestment Act of 2009, the federal government’s huge economic stimulus package. Through an attractive subsidy, BABs allow states and municipalities to lower their financing costs for a variety of projects, including improvements to highways, schools, and water and sewer systems. Because long-term bonds pay the most interest, issuers seeking to maximize the benefit of the federal subsidy have favored long-term BABs, which in turn has reduced the pool of securities available to funds like the Pennsylvania Long-Term Tax-Exempt Fund.

For perspective, before the introduction of BABs, just about all state and municipal bond issuance nationwide consisted of tax-exempt issues. In recent years, total municipal new-issue volume has been running at about $400 billion annually, and BABs have been capturing an increasing share of that supply: More than $100 billion of BABs were issued from April 2009 through May 2010. During the six months ended May 31, Pennsylvania issuers raised about $2 billion through BABs and $8 billion through traditional munis, compared with combined issuance of about $8 billion in the first half of fiscal-year 2009. The Vanguard Pennsylvania Tax-Exempt Funds generally do not invest in securities, such as BABs, that generate taxable income.

The end result of these market forces has been a yield curve that is anchored at zero at the shortest end, extraordinarily steep in the 1- to 10-year range, and flat at the longest end. In fact, during the past six months the yields of traditional AAA-rated 30-year munis dipped below 4% for a time, a rare event.

Management of the funds
For most of the last six months, lower- quality bonds generally outperformed those of higher credit quality, continuing a trend that started when credit-market conditions began returning to normal last year. This created a challenge for the Pennsylvania Long-Term Tax-Exempt Fund because of our emphasis on higher-quality securities. Although the fund lagged the average return of its Pennsylvania peer funds in the last six months, we believe our focus on quality serves the fund’s shareholders well in the long run.

The investment world is now waiting for the Federal Reserve’s next move on interest rates. We believe that the Fed will begin to raise rates when there is consistent month-to-month growth in employment, which is necessary to sustain a recovery from the worst recession since the Great Depression.

Our best estimate suggests that the Fed will begin tightening in 2011, although the European debt crisis may now have become a factor influencing the timing of that decision. We have set the duration, or interest rate sensitivity, of the fund accordingly. In other words, the portfolio is positioned for continued economic recovery, and we are poised to react appropriately when the Fed is ready to take its next steps.

Outlook
As the broad economy continues to bounce back, the condition of stressed-out state and municipal finances is also likely to improve, though slowly and unevenly. We’re sure that you’ll be hearing and reading about the many difficult decisions that legislators and officials in Pennsylvania and other states and localities will be making about spending and allocation of resources, especially given the rough-and-tumble political process. Moreover, it may be that federal help will diminish as the U.S. government focuses on its own critical fiscal challenges.

In addition to dealing with recession-induced revenue shortfalls, many states and municipalities face another looming—and in some cases immediate—challenge: the need to fund pension, health care, and other retirement benefits. The combination of generous benefits historically granted to public workers and an uncooperative stock market has helped to create what the Pew Center on the States called “The Trillion Dollar Gap.” In Pennsylvania, the legislature has been considering amendments that would raise the standard retirement age and increase years-of-service vesting requirements.

The current state of municipal finances has naturally raised concern among investors about default risk. The City of Harrisburg is a case in point: Some debt service payments on an incinerator facility’s bonds issued with a city guarantee have been missed, and the city has been widely reported to be considering filing for bankruptcy. As a practical matter, there’s a major incentive for a muni bond issuer not to default: It would mean being shut out of the capital markets for years to come. In fact, municipal defaults have been rare. According to data submitted to Congress about the default experience of bonds rated by Moody’s Investors Service, the 10-year cumulative default rate for muni bonds from 1970 to 2009 was a fraction of 1%, compared with corporate default rates of about 11%. In recent years, muni defaults have often involved nonrated, high-risk projects, such as real estate developments, which we don’t consider suitable for our funds.

Most important, at the heart of the management of Vanguard’s municipal bond funds is an intimate knowledge of the fiscal conditions of the state and local issuers that offer bonds. Such understanding is crucial in evaluating potential purchases and in monitoring bonds already owned by the funds. Our knowledge base—difficult for individual investors to develop on their own, given the complexities of the muni bond market—is constantly refreshed by a team of credit analysts, including sector specialists, who collectively have many decades of experience and work together with portfolio managers and traders to keep on top of municipal conditions. In sum, our credit analyst team is one of the strongest in the business.

We are confident that our analytical insight and long-term focus, together with the Vanguard Pennsylvania Tax-Exempt Funds’ low costs, will help us deliver competitive returns through both challenging and more normal markets.

Kathryn T. Allen, Principal, Portfolio Manager

Marlin G. Brown, Portfolio Manager

Christopher W. Alwine, CFA, Principal, Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

June 18, 2010

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2010

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.15%
Average Quality	MIG-1
Average Weighted
Maturity	37 days
Average quality: Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1+	88.7%
A-1/P-1	11.3
Ratings: Moody’s Investors Service, Standard & Poor’s.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratio was 0.17%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
		PA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2000	3.91%	3.56%
2001	2.89	2.53
2002	1.32	0.98
2003	0.91	0.56
2004	1.05	0.60
2005	2.19	1.72
2006	3.31	2.85
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.06	0.00
7-day SEC yield (5/31/2010): 0.15%
Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.24%	2.30%	2.09%

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). Additionally, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
Pennsylvania (98.9%)
1 Abington PA School Dist. TOB VRDO	0.290%	6/7/10 LOC	14,925	14,925
Adams County PA IDA (Gettysburg College) VRDO	0.240%	6/7/10 LOC	22,050	22,050
Allegheny County PA GO VRDO	0.280%	6/7/10 LOC	37,295	37,295
Allegheny County PA GO VRDO	0.280%	6/7/10 LOC	14,455	14,455
Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.) VRDO	0.240%	6/1/10	94,955	94,955
Allegheny County PA Higher Educ. Building Auth.
(Point Park Univ.) VRDO	0.260%	6/7/10 LOC	15,300	15,300
1 Allegheny County PA Hosp. Dev. Auth.
(Univ. of Pittsburgh Medical Center) TOB VRDO	0.290%	6/7/10	104,995	104,995
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) VRDO	0.240%	6/7/10 LOC	24,000	24,000
Allegheny County PA Hosp. Dev. Auth. Rev.
(West Penn Allegheny Health System)	9.250%	11/15/10 (Prere.)	31,700	33,598
Allegheny County PA IDA Health &
Housing Fac. Rev. (Longwood) VRDO	0.240%	6/1/10 LOC	8,715	8,715
Allegheny County PA IDA Health Care Rev.
(Vincentian Collaborative) VRDO	0.260%	6/7/10 LOC	7,725	7,725
Allegheny County PA IDA Rev.
(Western PA School for Blind Children) PUT	1.300%	7/1/10	14,200	14,200
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.190%	6/7/10 LOC	58,600	58,600
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.270%	6/7/10 LOC	60,500	60,500
Beaver County PA IDA PCR
(Met Edison Co.) VRDO	0.270%	6/7/10 LOC	10,000	10,000
Beaver County PA IDA PCR
(Pennsylvania Electric Co. Project) VRDO	0.340%	6/7/10 LOC	9,000	9,000
Beaver County PA IDA PCR VRDO	0.430%	6/7/10	8,300	8,300
Berks County PA Hosp. Rev.
(Reading Hosp. & Medical Center) PUT	0.530%	7/15/10	10,650	10,650
Berks County PA Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	0.290%	6/7/10	24,300	24,300
1 Berks County PA Hosp. Rev. TOB VRDO	0.310%	6/7/10	9,750	9,750
Berks County PA IDA (Kutztown Univ.) VRDO	0.270%	6/7/10 LOC	13,555	13,555
Berks County PA Muni Auth.
Incremental Draw Rev. (Albright College) VRDO	0.270%	6/7/10 LOC	25,500	25,500

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Berks County PA Muni Auth. Rev.
(Reading Hosp. & Medical Center) TOB VRDO	0.280%	6/7/10	100,090	100,090
1 Bethlehem PA Area School Dist. GO TOB VRDO	0.290%	6/7/10 LOC	6,995	6,995
Bucks County PA IDA (Grand View Hosp.) VRDO	0.230%	6/7/10 LOC	38,035	38,035
Butler County PA General Auth. Rev.
(Hampton Township) VRDO	0.320%	6/7/10 (4)	21,480	21,480
Butler County PA General Auth. Rev.
(Hampton Township) VRDO	0.320%	6/7/10 (4)	7,065	7,065
Butler County PA Hosp. Auth. Rev.
(Butler Health System Project) VRDO	0.280%	6/7/10 LOC	21,900	21,900
Cambria County PA IDA Rev.
(American National Red Cross) VRDO	0.240%	6/7/10 LOC	14,545	14,545
Chambersburg PA Auth. Rev.
(Wilson College Project) VRDO	0.300%	6/7/10 LOC	31,180	31,180
1 Chester County PA IDA Water Fac. Rev.
(Aqua Pennsylvania, Inc. Project) TOB VRDO	0.350%	6/7/10 (13)	15,935	15,935
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College)	5.500%	11/1/10 (Prere.)	4,480	4,576
Dallastown PA Area School Dist. VRDO	0.300%	6/7/10 (4)	6,700	6,700
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	0.270%	6/7/10	7,000	7,000
Delaware County PA Auth. Rev.
(Haverford College) VRDO	0.210%	6/7/10	23,945	23,945
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	0.240%	6/1/10	18,100	18,100
Delaware County PA IDA PCR (PECO) CP	0.270%	6/2/10	20,000	20,000
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	0.290%	6/7/10	44,100	44,100
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	0.290%	6/7/10	8,595	8,595
1 Delaware County PA IDA Rev.
(Aqua PA Inc.) TOB VRDO	0.370%	6/7/10 (13)	4,000	4,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	6/7/10	14,900	14,900
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	6/7/10	17,000	17,000
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	0.320%	6/7/10	21,675	21,675
Delaware River Port Auth.
Pennsylvania & New Jersey Rev. VRDO	0.280%	6/7/10 LOC	10,000	10,000
1 Downingtown PA Area School Dist. GO TOB VRDO	0.290%	6/7/10	8,800	8,800
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	4,800	4,800
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	2,200	2,200
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	1,200	1,200
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	9,600	9,600
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	13,600	13,600
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	5,885	5,885
Emmaus PA General Auth. Rev. VRDO	0.310%	6/7/10 LOC	4,300	4,300
Emmaus PA General Auth. Rev. VRDO	0.430%	6/7/10 LOC	62,000	62,000
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation) VRDO	0.240%	6/1/10 LOC	8,010	8,010
Fayette County PA Hosp. Auth. Rev.
(Fayette Regional Health System) VRDO	0.240%	6/7/10 LOC	14,500	14,500

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	0.270%	6/1/10	2,800	2,800
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	0.280%	6/1/10	18,615	18,615
1 Geisinger Health System Auth. of Pennsylvania Rev.
TOB VRDO	0.290%	6/7/10	11,250	11,250
1 Geisinger Health System Auth. of Pennsylvania Rev.
TOB VRDO	0.290%	6/7/10	5,225	5,225
Geisinger Health System Auth. of Pennsylvania Rev.
VRDO	0.270%	6/1/10	7,700	7,700
Haverford Township PA School Dist. VRDO	0.280%	6/7/10 LOC	5,000	5,000
Lancaster County PA Convention Center Auth. Rev.
(Hotel Room) VRDO	0.270%	6/7/10 LOC	39,695	39,695
Lancaster County PA Convention Center Auth. Rev.
VRDO	0.270%	6/7/10 LOC	11,705	11,705
1 Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	0.270%	6/7/10 LOC	5,000	5,000
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network) VRDO	0.280%	6/1/10 LOC	16,570	16,570
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Muhlenberg College) VRDO	0.270%	6/7/10 LOC	17,330	17,330
Lower Merion PA School Dist. GO VRDO	0.260%	6/7/10 LOC	11,960	11,960
Lower Merion PA School Dist. GO VRDO	0.260%	6/7/10 LOC	4,015	4,015
1 Luzerne County PA IDA (Water Fac.) TOB VRDO	0.350%	6/7/10 (13)	5,000	5,000
Manheim Township PA School Dist. VRDO	0.280%	6/7/10 (4)	11,845	11,845
Marple Newtown School Dist. PA TRAN	2.250%	6/30/10	5,415	5,423
Montgomery County PA IDA Rev.
(The Shipley School) VRDO	0.270%	6/7/10 LOC	14,500	14,500
Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette College) VRDO	0.230%	6/7/10	10,000	10,000
1 Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) TOB VRDO	0.290%	6/7/10 LOC	21,370	21,370
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	0.270%	6/7/10	7,045	7,045
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	0.270%	6/7/10	6,200	6,200
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(PPL Energy Supply) CP	0.450%	9/1/10 LOC	7,000	7,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(PPL Energy Supply) CP	0.620%	9/1/10 LOC	51,270	51,270
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(PSEG Power) VRDO	0.200%	6/7/10 LOC	2,000	2,000
1 Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Wenger’s Feed Mill) VRDO	0.490%	6/7/10 LOC	6,100	6,100
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Wenger’s Feed Mill) VRDO	0.490%	6/7/10 LOC	5,655	5,655
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(York Water Co. Project) VRDO	0.300%	6/7/10 LOC	5,000	5,000
1 Pennsylvania Econ. Dev. Financing Auth.
Water Fac. Rev. TOB VRDO	0.300%	6/7/10 (13)	9,900	9,900
Pennsylvania GO	1.500%	6/30/10	150,000	150,143
Pennsylvania GO	5.000%	7/1/10	22,120	22,204
Pennsylvania GO	5.000%	8/1/10	4,000	4,031

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	9/15/10	9,580	9,706
Pennsylvania GO	5.000%	10/1/10	6,000	6,094
Pennsylvania GO	5.000%	10/1/10 (14)	22,485	22,838
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,200	11,511
Pennsylvania GO	5.250%	2/1/11	3,300	3,408
Pennsylvania GO	2.000%	2/15/11	8,045	8,143
Pennsylvania GO	5.000%	3/1/11	14,735	15,239
Pennsylvania GO	2.000%	5/1/11	37,905	38,489
1 Pennsylvania GO TOB VRDO	0.290%	6/7/10	19,320	19,320
1 Pennsylvania GO TOB VRDO	0.290%	6/7/10	3,000	3,000
1 Pennsylvania GO TOB VRDO	0.300%	6/7/10	11,515	11,515
Pennsylvania Higher Educ. Fac. Auth. Rev.	2.000%	6/15/10	2,825	2,827
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College) PUT	0.380%	2/2/11	12,000	12,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	0.290%	6/1/10 LOC	29,825	29,825
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gwynedd Mercy College) VRDO	0.250%	6/7/10 LOC	10,950	10,950
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	0.260%	6/7/10 LOC	5,765	5,765
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	0.250%	6/7/10 LOC	8,045	8,045
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees of the Univ. of Pennsylvania) TOB VRDO	0.290%	6/7/10	6,060	6,060
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/11 (Prere.)	5,000	5,222
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/11 (Prere.)	22,700	23,719
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/11 (Prere.)	3,120	3,263
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO	0.290%	6/7/10 LOC	40,445	40,445
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO	0.390%	6/7/10 LOC	25,000	25,000
1 Pennsylvania Housing and Finance Agency
TOB VRDO	0.350%	6/7/10	4,940	4,940
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.270%	6/7/10 LOC	5,320	5,320
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.300%	6/7/10 LOC	8,515	8,515
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.310%	6/7/10 LOC	8,850	8,850
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.310%	6/7/10 LOC	11,700	11,700
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.330%	6/7/10 LOC	23,395	23,395
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.330%	6/7/10 LOC	15,420	15,420
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	0.350%	6/7/10	30,000	30,000
Pennsylvania Housing Finance Agency Rev. VRDO	0.300%	6/7/10	9,700	9,700
Pennsylvania Housing Finance Agency Rev. VRDO	0.330%	6/7/10	22,715	22,715
Pennsylvania Housing Finance Agency Rev. VRDO	0.330%	6/7/10	10,020	10,020
Pennsylvania Housing Finance Agency Rev. VRDO	0.350%	6/7/10	14,975	14,975
1 Pennsylvania Intergovernmental
Cooperation Auth. Rev. TOB VRDO	0.290%	6/7/10	5,050	5,050

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Intergovernmental Cooperation Auth.
Special Tax Rev. (Philadelphia Funding Program)	2.000%	6/15/10	27,940	27,957
Pennsylvania State Univ. Rev. PUT	1.500%	6/1/10	14,800	14,800
1 Pennsylvania State Univ. Rev. TOB VRDO	0.290%	6/7/10	6,095	6,095
1 Pennsylvania State Univ. Rev. TOB VRDO	0.290%	6/7/10	5,500	5,500
1 Pennsylvania State Univ. Rev. TOB VRDO	0.300%	6/7/10	3,295	3,295
1 Pennsylvania State Univ. TOB VRDO	0.290%	6/7/10 LOC	45,405	45,405
1 Pennsylvania Turnpike Comm. Rev. TOB VRDO	0.390%	6/7/10 (12)	4,325	4,325
Pennsylvania Turnpike Comm. Rev. VRDO	0.260%	6/7/10 (4)	1,870	1,870
Philadelphia PA Airport Rev. VRDO	0.270%	6/7/10 LOC	47,940	47,940
Philadelphia PA Auth. for Individual
Healthcare Dev. Rev. VRDO	0.380%	6/7/10 LOC	8,990	8,990
Philadelphia PA Auth. IDR
(Girard Estate Aramark Project) VRDO	0.270%	6/7/10 LOC	13,750	13,750
Philadelphia PA Auth. IDR
(Girard Estate Aramark Project) VRDO	0.270%	6/7/10 LOC	14,750	14,750
Philadelphia PA Auth. IDR
(Philadelphia Museum of Art) VRDO	0.280%	6/1/10 LOC	17,450	17,450
Philadelphia PA Gas Works Rev. VRDO	0.250%	6/7/10 LOC	21,100	21,100
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	4,775	4,956
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	9,155	9,499
Philadelphia PA GO	5.250%	3/15/11 (Prere.)	2,135	2,216
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	0.280%	6/1/10	1,500	1,500
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	0.280%	6/1/10	12,000	12,000
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	0.280%	6/1/10	12,200	12,200
1 Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Wills Eye Hosp.) VRDO	0.270%	6/7/10 LOC	11,115	11,115
1 Philadelphia PA IDA Rev.
(Fox Chase Cancer Center) TOB VRDO	0.290%	6/7/10 LOC	22,800	22,800
Philadelphia PA IDA Rev.
(William Penn Charter) VRDO	0.260%	6/7/10 LOC	5,000	5,000
Philadelphia PA IDA Rev. VRDO	0.270%	6/7/10 LOC	58,400	58,400
Philadelphia PA School Dist. GO	5.750%	2/1/11 (Prere.)	7,420	7,683
Philadelphia PA School Dist. GO	5.750%	2/1/11 (Prere.)	6,415	6,642
Philadelphia PA School Dist. VRDO	0.230%	6/7/10 LOC	40,100	40,100
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.280%	6/7/10 (4)	6,500	6,500
1 Philadelphia PA Water & Waste Water Rev.
TOB VRDO	0.300%	6/7/10	45,210	45,210
Philadelphia PA Water & Waste Water Rev. VRDO	0.290%	6/7/10 LOC	10,000	10,000
Ridley PA School Dist. VRDO	0.280%	6/7/10 LOC	3,900	3,900
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.) VRDO	0.290%	6/7/10 LOC	20,980	20,980
1 Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) TOB VRDO	0.300%	6/7/10	9,970	9,970
Southeastern Pennsylvania Transp. Auth. Rev.
VRDO	0.240%	6/7/10 LOC	13,400	13,400

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	0.250%	6/7/10	24,200	24,200
	State Public School Building Auth.
	Pennsylvania College Rev.
	(North Allegheny School Dist.) VRDO	0.250%	6/7/10	18,140	18,140
	State Public School Building Auth.
	Pennsylvania School Rev.
	(Harrisburg Project) VRDO	0.270%	6/7/10 LOC	24,855	24,855
	Temple Univ. of the
	Commonwealth System of Higher Educ.
	Pennsylvania Univ. Funding Obligation	1.500%	4/6/11	60,000	60,546
	Tredyffrin-Easttown PA School Dist. GO	5.000%	8/15/10 (Prere.)	5,175	5,224
	Union County PA Higher Educ. Auth. Rev.
	(Bucknell Univ.) VRDO	0.250%	6/7/10	5,265	5,265
	Univ. of Pittsburgh of the Commonwealth System
	of Higher Educ. Pennsylvania Asset Notes	2.000%	5/31/11	25,000	25,380
1	Univ. of Pittsburgh PA TOB VRDO	0.290%	6/7/10	6,660	6,660
1	Univ. of Pittsburgh PA TOB VRDO	0.300%	6/7/10	6,665	6,665
	Upper St. Claire PA VRDO	0.290%	6/7/10 (4)	25,030	25,030
	Washington County PA Hosp. Auth. Rev.
	(Washington Hosp.) VRDO	0.260%	6/7/10 LOC	10,040	10,040
	Westmoreland County PA IDA Rev.
	(Excela Project) VRDO	0.260%	6/7/10 LOC	7,915	7,915
	Westmoreland County PA IDA Rev.
	(Excela Project) VRDO	0.260%	6/7/10 LOC	14,515	14,515
	Wilkes-Barre PA Finance Auth. Rev.
	(King College Project) VRDO	0.260%	6/7/10 LOC	10,455	10,455
	York County PA IDA
	(Crescent Industries Inc.) VRDO	0.370%	6/7/10 LOC	4,535	4,535
	York County PA IDA (PECO) CP	0.340%	6/7/10 LOC	18,440	18,440
					3,014,777
Puerto Rico (2.0%)
1	Puerto Rico Ind. Medical &
	Environmental Fac. Finance Auth. Rev. PCR
	(Abbott Laboratories) PUT	0.950%	3/1/11	8,280	8,281
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.290%	6/7/10 LOC	8,975	8,975
1	Puerto Rico Sales Tax Financing Corp. Rev.
	TOB VRDO	0.390%	6/7/10	42,600	42,600
					59,856
Total Tax-Exempt Municipal Bonds (Cost $3,074,633)					3,074,633
Other Assets and Liabilities (-0.9%)
Other Assets					19,792
Liabilities					(46,030)
					(26,238)
Net Assets (100%)
Applicable to 3,048,461,233 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,048,395
Net Asset Value Per Share					$1.00

Pennsylvania Tax-Exempt Money Market Fund

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	3,048,530
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(135)
Net Assets	3,048,395

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $612,616,000, representing 20.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	4,468
Total Income	4,468
Expenses
The Vanguard Group—Note B
Investment Advisory Services	346
Management and Administrative	1,833
Marketing and Distribution	498
Custodian Fees	12
Shareholders’ Reports	7
Trustees’ Fees and Expenses	3
Total Expenses	2,699
Net Investment Income	1,769
Realized Net Gain (Loss) on Investment Securities Sold	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,765

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,769	18,722
Realized Net Gain (Loss)	(4)	54
Net Increase (Decrease) in Net Assets Resulting from Operations	1,765	18,776
Distributions
Net Investment Income	(1,769)	(18,722)
Realized Capital Gain	—	—
Total Distributions	(1,769)	(18,722)
Capital Share Transactions (at $1.00)
Issued	1,032,926	2,221,250
Issued in Lieu of Cash Distributions	1,704	18,014
Redeemed	(1,314,244)	(2,778,001)
Net Increase (Decrease) from Capital Share Transactions	(279,614)	(538,737)
Total Increase (Decrease)	(279,618)	(538,683)
Net Assets
Beginning of Period	3,328,013	3,866,696
End of Period	3,048,395	3,328,013

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.005	.024	.036	.033	.022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.005	.024	.036	.033	.022
Distributions
Dividends from Net Investment Income	(.001)	(.005)	(.024)	(.036)	(.033)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.005)	(.024)	(.036)	(.033)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.50%	2.42%	3.64%	3.31%	2.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,048	$3,328	$3,867	$4,167	$3,390	$2,952
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%[3]	0.11%[3]	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.11%[2]	0.51%	2.39%	3.57%	3.27%	2.18%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $568,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2010

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.30%	3.38%

Financial Attributes

		Barclays
		Capital
		10 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	470	8,565	46,449

Average Quality	AA-	AA/AA-	AA/AA-

Yield to Maturity
(before expenses)	3.4%	3.3%	3.4%

Average Coupon	4.7%	4.9%	5.0%

Average Duration	6.7 years	7.0 years	8.2 years

Average Effective
Maturity	7.0 years	9.9 years	13.5 years

Short-Term
Reserves	3.4%	—	—

Volatility Measures
Barclays Capital
	10 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.89	0.98
Beta	0.90	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	7.7%
1 - 3 Years	13.8
3 - 5 Years	9.8
5 - 10 Years	56.8
10 - 20 Years	6.3
20 - 30 Years	5.2
Over 30 Years	0.4

Distribution by Credit Quality (% of portfolio)
AAA	14.7%
AA	47.0
A	28.5
BBB	7.6
Not Rated	2.2

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
				Barclays Capital
				10 Year Municipal
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	5.76%	3.10%	8.86%	7.65%
2001	5.33	3.46	8.79	8.22
2002	4.99	1.50	6.49	6.67
2003	4.62	2.68	7.30	6.88
2004	4.59	-1.27	3.32	4.03
2005	4.54	-1.44	3.10	3.01
2006	4.72	1.58	6.30	6.17
2007	4.50	-2.20	2.30	3.51
2008	4.19	-8.67	-4.48	-0.42
2009	4.67	7.65	12.32	12.67
2010	2.09	1.19	3.28	3.46
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	8.60%	3.93%	4.73%	0.47%	5.20%
Admiral Shares	5/14/2001	8.69	4.01	4.70[1]	0.08[1]	4.78[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Pennsylvania (97.0%)
Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,716
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,135
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	466
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	765
Allegheny County PA GO	5.750%	11/1/11 (14)	995	1,039
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	2,645	2,924
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	2,000	2,211
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	2,880	3,184
Allegheny County PA GO	5.375%	11/1/12 (14)(Prere.)	3,725	4,118
Allegheny County PA GO	5.500%	11/1/14 (14)	605	625
Allegheny County PA GO	5.375%	11/1/16 (14)	4,100	4,421
Allegheny County PA GO	5.375%	11/1/17 (14)	3,600	3,882
Allegheny County PA GO	6.000%	7/1/23 (14)	5,745	6,683
Allegheny County PA GO	5.000%	11/1/29	5,000	5,261
Allegheny County PA GO	5.000%	11/1/32 (4)	3,500	3,636
Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,114
1 Allegheny County PA Hosp. Dev. Auth.
(Univ. of Pittsburgh Medical Center) TOB VRDO	0.290%	6/7/10	4,800	4,800
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women’s Hosp.)	6.000%	10/1/10 (14)	1,495	1,524
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/13	2,000	2,190
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/14	1,500	1,661
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	9/1/14	25,000	27,808
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/15	2,000	2,214
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.000%	6/15/18	7,000	7,326
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.375%	8/15/29	4,000	4,118
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center)	5.625%	8/15/39	10,800	11,076
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26 (14)	4,625	5,304

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27 (14)	9,325	10,678
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12 (14)	4,965	5,177
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14 (14)	2,355	2,445
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16 (14)	1,500	1,556
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17 (14)	2,750	2,852
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10 (14)(Prere.)	6,880	7,104
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10 (14)	1,500	1,534
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11 (14)	1,490	1,530
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12 (14)	1,180	1,207
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16 (14)	3,545	3,653
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16 (3)(ETM)	11,295	12,518
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18 (14)	15,000	15,433
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/24 (14)	6,000	6,124
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30 (14)	2,150	2,181
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/32 (14)	12,000	12,184
Annville Cleona PA School Dist.	6.000%	3/1/28 (4)	1,500	1,635
Annville Cleona PA School Dist.	6.000%	3/1/31 (4)	2,475	2,674
Beaver County PA IDA PCR (FirstEnergy) PUT	3.000%	4/2/12	7,000	7,057
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.280%	6/1/10 LOC	15,900	15,900
Beaver County PA IDA PCR (FirstEnergy) VRDO	0.290%	6/7/10 LOC	9,400	9,400
Bensalem Township PA School Dist. GO	5.250%	6/15/24 (14)	3,700	4,024
Berks County PA GO	0.000%	11/15/13 (14)	7,250	6,824
Berks County PA GO	0.000%	11/15/14 (14)	8,615	7,837
Berks County PA GO	0.000%	11/15/15 (14)	6,250	5,450
Berks County PA Hosp. Rev.
(Reading Hosp. & Medical Center)	5.500%	11/1/31	3,500	3,684
Berks County PA Hosp. Rev.
(Reading Hosp. & Medical Center)	5.750%	11/1/39	4,615	4,880
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (14)	3,850	4,188
Bethlehem PA Area School Dist.	5.375%	3/15/12 (3)(Prere.)	7,500	8,133
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,814
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	6.000%	11/15/39	13,500	13,622
Bristol Borough PA School Dist. GO	5.250%	9/1/15 (4)(Prere.)	3,635	4,274
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/12 (Prere.)	2,600	2,907
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,635	1,770
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,725	1,867
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,820	1,970
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (14)(Prere.)	1,550	1,678
Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/14 (Prere.)	3,000	3,476
Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/14 (Prere.)	1,400	1,630
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	5,540	6,043
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	3,785	4,129
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	2,400	2,618
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	1,500	1,636
Central Bucks PA School Dist.	5.000%	5/15/24	11,750	12,857
Chambersburg PA Area School Dist. GO	5.250%	3/1/29 (14)	3,805	3,946
Chester County PA GO	5.000%	7/15/26	4,345	4,779
2 Chester County PA GO	5.000%	7/15/27	5,000	5,473
Chester County PA Health & Educ. Fac. Auth. Rev.
(Devereux Foundation)	5.000%	11/1/31	4,500	4,289
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.250%	5/15/22 (2)	33,580	33,607

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chester County PA IDA
(Archdiocese of Philadelphia) VRDO	0.250%	6/1/10 LOC	200	200
Chester County PA School Auth. Rev.	5.000%	4/1/23 (2)	2,670	2,789
Chester County PA School Auth. Rev.	5.000%	4/1/24 (2)	1,000	1,038
Chester County PA School Auth. Rev.	5.000%	4/1/26 (2)	1,575	1,624
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32 (10)	4,980	4,493
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37 (10)	6,360	5,544
Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,715
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23 (14)	13,535	14,436
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13 (Prere.)	7,360	8,531
Cumberland County PA Muni. Auth. Rev.	6.375%	1/1/39	2,000	2,028
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/27	2,700	2,440
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/36	6,750	5,709
Dallas PA School Dist. GO	5.000%	4/1/29 (11)	5,820	6,007
Danville PA Area School Dist. GO	5.000%	5/1/37 (4)	7,970	8,224
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	5.500%	8/15/28 (14)(ETM)	9,415	11,703
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	6.000%	6/1/36	15,000	15,679
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13 (14)(ETM)	3,155	3,361
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	8/1/24 (14)	4,000	4,189
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	12/1/26	1,000	1,068
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	12/1/28	1,000	1,057
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.250%	12/1/31	600	644
Delaware County PA GO	5.000%	10/1/13	2,900	3,274
Delaware County PA GO	5.000%	10/1/14	3,905	4,482
Delaware County PA GO	5.000%	10/1/16	3,240	3,766
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/31	10,000	8,203
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	7,891
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	0.250%	6/1/10	7,500	7,500
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12	13,000	13,698
Delaware County PA
Regional Water Quality Control Auth. Rev.	5.500%	11/1/11 (3)(Prere.)	2,405	2,573
Delaware County PA
Regional Water Quality Control Auth. Rev.	5.500%	11/1/11 (3)(Prere.)	2,685	2,873
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19 (14)	1,645	1,820
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19 (14)	4,835	5,538
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20 (14)	1,735	1,911
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20 (14)	5,105	5,847
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21 (14)	1,825	1,992

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22 (14)	1,920	2,090
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23 (14)	2,020	2,129
Delaware River Port Auth.
Pennsylvania & New Jersey Rev.	5.700%	1/1/23 (4)	8,345	8,357
Delaware River Port Auth.
Pennsylvania & New Jersey Rev. VRDO	0.270%	6/7/10 LOC	8,800	8,800
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20 (12)	5,060	5,331
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21 (12)	3,000	3,140
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22 (12)	3,455	3,592
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29 (4)	7,085	7,454
Erie County PA GO	5.000%	9/1/15 (3)(Prere.)	5,525	6,448
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	6,434
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	5,652
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	5,691
Erie PA School Dist. GO	0.000%	5/1/16 (14)(ETM)	3,175	2,707
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	611
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.125%	6/1/34	5,000	5,151
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)	5.250%	6/1/39	20,985	21,684
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	0.280%	6/1/10	1,200	1,200
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	0.280%	6/1/10	9,250	9,250
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (14)	3,740	3,873
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (14)	1,420	1,536
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (14)	18,245	20,252
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (14)	4,425	3,407
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (14)	5,265	3,041
Hempfield PA Area School Dist.
(Westmoreland County) GO	5.000%	9/15/15 (3)(Prere.)	5,030	5,873
Indiana County PA IDA PCR PUT	3.000%	6/3/13	5,000	5,000
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,054
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,924
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (14)	1,290	1,173
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (14)	1,295	1,128
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (14)	1,310	1,086
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (14)	1,315	1,028
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (14)	1,000	740
Lancaster County PA GO	5.500%	11/1/16 (14)	1,025	1,106
Lancaster County PA GO	5.500%	11/1/17 (14)	1,060	1,145
Lancaster County PA GO	5.500%	11/1/18 (14)	1,120	1,205
Lancaster County PA GO	5.500%	11/1/19 (14)	1,175	1,264
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/26	9,205	9,515
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/36	12,370	12,433
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.) VRDO	0.320%	6/1/10 LOC	6,900	6,900
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,021

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,067
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/22	1,135	1,208
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/27	2,775	2,887
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/37	4,000	4,075
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,662
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,162
Lebanon County PA Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/35	10,500	10,246
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	936
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	7.000%	7/1/16 (14)	4,415	5,070
Lehigh County PA
General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.000%	7/1/35 (4)	10,000	10,065
Lower Merion PA School Dist. GO	5.000%	9/1/28	7,845	8,530
Lower Merion PA School Dist. GO	5.000%	9/1/30	8,670	9,353
Lower Merion PA School Dist. GO	5.000%	9/1/32	5,000	5,354
Luzerne County PA GO	0.000%	11/15/12 (14)(Prere.)	2,360	1,823
Luzerne County PA GO	0.000%	11/15/12 (14)(Prere.)	2,390	1,734
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	6,052
Luzerne County PA IDA (Amern Water Company)	5.500%	12/1/39	10,000	10,321
Lycoming County PA Auth. College Rev.
(PA College of Technology)	5.250%	10/1/27 (12)	5,395	5,711
Lycoming County PA Auth. College Rev.
(PA College of Technology)	5.500%	10/1/37 (12)	6,650	6,982
McKeesport PA Area School Dist. GO	0.000%	10/1/10 (14)	1,840	1,834
McKeesport PA Area School Dist. GO	0.000%	10/1/11 (14)	1,835	1,805
McKeesport PA Area School Dist. GO	0.000%	10/1/14 (14)	2,040	1,840
McKeesport PA Area School Dist. GO	0.000%	10/1/15 (14)	2,040	1,761
McKeesport PA Area School Dist. GO	0.000%	10/1/16 (14)	4,655	3,819
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	323
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,914
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.000%	1/1/27	2,000	1,928
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.125%	1/1/37	3,000	2,856
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,160
Montgomery County PA GO	5.000%	10/15/28	13,235	14,322
Montgomery County PA GO	5.000%	10/15/31	6,450	6,900
Montgomery County PA
Higher Educ. & Health Auth. Rev.
(Abington Memorial Hosp.)	5.000%	6/1/25	5,000	5,062
Montgomery County PA
Higher Educ. & Health Auth. Rev.
(Abington Memorial Hosp.)	5.125%	6/1/33	13,545	13,481

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA
Higher Educ. & Health Auth. Rev.
(Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,528
Montgomery County PA
Higher Educ. & Health Auth. Rev.
(Dickinson College)	5.000%	5/1/31 (11)	5,750	5,892
Montgomery County PA
Higher Educ. & Health Auth. Rev.
(Holy Redeemer Health System)	5.250%	1/1/36	17,500	15,179
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25 (14)	6,500	6,809
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26 (14)	3,550	3,700
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27 (14)	3,300	3,424
Moon Area School Dist. PA GO	5.000%	11/15/28 (4)	5,000	5,191
Mount Lebanon PA School Dist. GO	5.000%	2/15/13 (14)(Prere.)	9,280	10,279
Mount Lebanon PA School Dist. GO	5.000%	2/15/34	5,500	5,843
North Pocono PA School Dist. GO	5.000%	3/15/26 (14)	4,035	4,177
Northampton County PA
General Purpose Auth. Univ. Rev. (Lehigh Univ.)	5.000%	11/15/39	2,595	2,705
Northampton County PA
General Purpose Auth. Univ. Rev.
(Saint Lukes Hosp. Project)	5.375%	8/15/28	5,000	5,031
Northampton County PA
General Purpose Auth. Univ. Rev.
(Saint Lukes Hosp. Project)	5.500%	8/15/35	2,500	2,503
Northampton County PA
General Purpose Auth. Univ. Rev.
(Saint Lukes Hosp. Project)	5.500%	8/15/40	5,000	4,970
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,631
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,339
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,172
Parkland PA School Dist. GO	5.375%	9/1/15 (14)	3,050	3,558
Parkland PA School Dist. GO	5.375%	9/1/16 (14)	2,000	2,344
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	9,917
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Allegheny Energy Supply Company)	7.000%	7/15/39	7,000	7,852
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(American Water Company Project)	6.200%	4/1/39	5,000	5,424
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Aqua Pennsylvania Inc.)	5.000%	10/1/39	5,500	5,707
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Aqua Pennsylvania Inc.)	4.750%	11/15/40	2,500	2,544
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Aqua Pennsylvania Inc.)	5.000%	11/15/40	23,975	24,871
Pennsylvania GO	5.000%	9/1/13	1,200	1,353
Pennsylvania GO	5.500%	2/1/14 (14)	2,000	2,299
Pennsylvania GO	5.000%	2/15/14	4,930	5,588
Pennsylvania GO	5.000%	9/1/14 (4)	33,050	37,916
Pennsylvania GO	5.250%	7/1/15	25,000	29,271
Pennsylvania GO	5.000%	2/15/16	24,420	28,242
Pennsylvania GO	5.000%	3/15/16	11,855	13,727
Pennsylvania GO	5.000%	4/15/16	18,690	21,667
Pennsylvania GO	5.375%	7/1/16 (14)	3,025	3,579
Pennsylvania GO	5.000%	8/1/16	5,000	5,818
Pennsylvania GO	5.000%	5/1/17	30,000	35,005
Pennsylvania GO	5.000%	7/1/17	20,155	23,517

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	8/1/17	10,000	11,678
Pennsylvania GO	5.000%	11/1/17	2,000	2,341
Pennsylvania GO	5.000%	11/1/17 (Prere.)	3,500	4,116
Pennsylvania GO	5.000%	2/15/18	12,745	14,884
Pennsylvania GO	5.000%	5/1/18	30,000	35,173
Pennsylvania GO	5.000%	7/1/19	42,060	49,404
Pennsylvania GO	5.000%	7/1/20	2,500	2,942
Pennsylvania GO	5.375%	7/1/21	16,000	19,444
Pennsylvania GO	5.000%	1/1/22	18,055	19,745
Pennsylvania GO	5.000%	8/1/22	33,825	37,695
Pennsylvania GO	5.000%	1/1/26	40,450	43,379
Pennsylvania GO	5.000%	3/15/27	5,655	6,216
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10 (14)(Prere.)	2,000	2,050
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/10 (2)(Prere.)	935	937
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/10 (2)(Prere.)	1,160	1,163
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/30	1,595	1,679
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/31	1,670	1,753
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/34	5,535	5,751
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	11/1/37 (12)	5,745	5,924
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	6/15/39	1,270	1,315
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,236
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.000%	12/1/37 (2)	14,170	14,532
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/32 (14)	4,950	5,030
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.)	5.000%	5/1/37 (14)	9,600	9,845
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	0.645%	7/1/17 (10)	6,220	5,373
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of Pennsylvania
Student Housing)	5.125%	7/1/39 (10)	10,000	9,342
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.250%	5/1/27	3,000	3,066
Pennsylvania Higher Educ. Fac. Auth. Rev.
(La Salle Univ.)	5.000%	5/1/37	3,250	3,075
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25	3,500	3,444
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/25 (12)	2,285	2,450
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.000%	11/1/27 (12)	1,800	1,903
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32	6,350	6,079
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Pittsburgh Medical Center)	5.000%	5/15/18	1,375	1,489
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/31 (10)	10,460	9,799
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/37 (10)	3,500	3,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/39 (10)	10,000	9,096

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/23 (14)	12,200	12,845
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/24 (14)	12,680	13,307
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.375%	1/1/13 (Prere.)	4,435	4,899
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/39 (2)	9,000	9,037
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	3/1/40	1,000	1,030
1 Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees of the Univ. of Pennsylvania)
TOB VRDO	0.290%	6/7/10	8,240	8,240
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	4,193
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/20	2,360	2,395
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/26	1,200	1,204
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.400%	7/15/36	3,000	3,003
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Widener)	5.000%	7/15/39	3,000	2,833
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,025	9,230
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/33	25,000	26,122
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage)	4.800%	4/1/28	8,000	8,109
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12 (2)(Prere.)	575	637
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,449
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,085
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	10,040	10,597
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,732
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,547
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23	20,000	22,114
Pennsylvania Intergovernmental Cooperation Auth.
Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/20	6,000	6,912
Pennsylvania Intergovernmental Cooperation Auth.
Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/21	2,000	2,280
Pennsylvania Intergovernmental Cooperation Auth.
Special Tax Rev. (Philadelphia Funding Program)	5.000%	6/15/22	3,230	3,646
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,211
Pennsylvania Public School Building Auth.
Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,487
Pennsylvania State Univ. Rev.	5.250%	8/15/12	5,980	6,581
Pennsylvania State Univ. Rev.	5.000%	3/1/22	1,250	1,413
Pennsylvania State Univ. Rev.	5.000%	3/1/23	2,020	2,267
Pennsylvania State Univ. Rev.	5.000%	9/1/24	10,625	11,505
Pennsylvania State Univ. Rev.	5.000%	9/1/24	3,000	3,306
Pennsylvania State Univ. Rev.	5.250%	8/15/25	5,360	6,438
Pennsylvania State Univ. Rev.	5.000%	3/1/26	3,300	3,629
Pennsylvania State Univ. Rev.	5.000%	3/1/28	1,000	1,088
Pennsylvania State Univ. Rev.	5.000%	9/1/29	7,625	8,072
Pennsylvania State Univ. Rev.	5.000%	9/1/29	2,500	2,697
Pennsylvania State Univ. Rev.	5.000%	9/1/34	6,325	6,597

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania State Univ. Rev.	5.000%	3/1/40	15,000	15,902
Pennsylvania State Univ. Rev. VRDO	0.240%	6/7/10	26,100	26,100
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.	5.000%	12/1/13 (14)(Prere.)	6,000	6,799
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.	5.000%	12/1/26 (2)	4,000	4,141
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.	5.000%	12/1/27 (2)	3,000	3,094
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,505	1,604
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	2,500	2,664
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,000	1,066
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/12 (12)	2,015	2,092
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12 (14)	9,000	9,501
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/13 (12)	2,500	2,617
Pennsylvania Turnpike Comm. Rev.	4.000%	6/1/14 (12)	1,565	1,691
Pennsylvania Turnpike Comm. Rev.	5.000%	12/1/20	11,375	12,759
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27 (4)	4,000	4,546
Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28	12,785	13,469
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28 (4)	9,375	10,615
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31 (2)	17,610	18,690
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32 (2)	16,000	16,328
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33	17,920	18,917
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36	12,435	12,778
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38 (12)	6,340	6,560
Pennsylvania Turnpike Comm. Rev.	6.250%	6/1/38 (12)	19,595	22,485
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/39 (12)	20,000	20,734
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/39	49,205	51,431
Pennsylvania Turnpike Comm. Rev.	5.750%	6/1/39	22,000	24,155
Pennsylvania Turnpike Comm. Rev.	5.300%	12/1/41	12,000	12,509
Philadelphia PA Airport Parking Auth.	5.000%	9/1/13	3,260	3,564
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24 (2)	1,045	1,046
Philadelphia PA Airport Parking Auth.	5.250%	9/1/24	4,025	4,230
Philadelphia PA Airport Parking Auth.	5.125%	9/1/29	5,975	6,067
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	3,965	3,979
Philadelphia PA Gas Works Rev.	5.250%	8/1/11 (4)(Prere.)	8,000	8,447
Philadelphia PA Gas Works Rev.	5.375%	7/1/12 (4)	4,000	4,014
Philadelphia PA Gas Works Rev.	5.375%	7/1/14 (4)	4,310	4,322
Philadelphia PA Gas Works Rev.	5.375%	7/1/16 (4)	13,280	15,123
Philadelphia PA Gas Works Rev.	5.000%	8/1/16	3,000	3,123
Philadelphia PA Gas Works Rev.	5.250%	8/1/17	2,000	2,118
Philadelphia PA Gas Works Rev.	5.375%	7/1/18 (4)	11,555	13,201
Philadelphia PA Gas Works Rev.	5.000%	10/1/37 (2)	3,000	2,917
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,188
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,417
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	7,988
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,193
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,340
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	3,973
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	0.280%	6/1/10	3,500	3,500
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	0.280%	6/1/10	2,000	2,000

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,706
Philadelphia PA
Hosp. & Higher Educ. Fac. Auth. Rev.
(Temple University Health System)	5.500%	7/1/30	5,000	4,542
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.250%	6/15/15 (14)	5,695	5,708
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/34	3,250	3,510
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/39	9,500	10,211
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15 (14)	3,000	3,183
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17 (14)	2,255	2,364
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19 (14)	2,815	2,929
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20 (14)	2,000	2,075
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22 (14)	5,275	5,455
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,074
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,702
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,162
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,162
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,081
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,946
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,701
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	3,500	3,871
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,106
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,189
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,636
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,106
Philadelphia PA School Dist. GO	5.000%	6/1/26 (14)	5,000	5,265
Philadelphia PA School Dist. GO	6.000%	9/1/38	20,000	21,576
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (14)	17,685	18,719
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11 (14)	3,750	3,967
Philadelphia PA Water & Waste Water Rev.	5.000%	6/15/16	10,000	11,163
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16 (14)	5,040	5,306
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17 (14)	5,460	5,718
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18 (14)(ETM)	925	1,075
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19 (14)	4,155	4,325
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/32	5,000	5,221
Philadelphia PA Water & Waste Water Rev.	5.250%	1/1/36	6,000	6,205
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	5,330	5,775
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	2,015	2,183
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,923
Pittsburgh PA GO	5.500%	9/1/14 (2)	10,255	11,019
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,207
Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	2,018
Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,697
Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,409
Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12 (2)(Prere.)	3,000	3,265
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	14,705	16,613
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (3)(ETM)	1,935	852
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (14)	10,830	3,763
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (3)(ETM)	1,365	567
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (14)	7,600	2,455
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (3)(ETM)	4,725	1,871
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (14)	26,930	8,145
Pocono Mountain PA School Dist. GO	5.000%	9/1/31 (4)	9,000	9,317

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Radnor Township PA School Dist.	5.000%	8/15/15 (Prere.)	835	974
Radnor Township PA School Dist.	5.000%	2/15/35 (4)	1,665	1,712
Reading PA School Dist. GO	0.000%	1/15/15 (14)	9,260	7,440
Reading PA School Dist. GO	0.000%	1/15/16 (14)	9,270	7,027
Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,391
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,417
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,619
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,559
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,657
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,614
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	2,023
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/13	520	551
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/14	500	527
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/15	530	556
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/16	835	870
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/17	1,725	1,791
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/18	650	673
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	775	792
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/31	2,840	2,885
Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	2,913
Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,482
Scranton-Lackawanna PA
Health & Welfare Auth. Rev.
(Mercy Health System)	5.625%	1/1/16 (14)	4,835	4,840
Scranton-Lackawanna PA
Health & Welfare Auth. Rev.
(Mercy Health System)	5.700%	1/1/23 (14)	9,205	9,206
Scranton-Lackawanna PA
Health & Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32 (10)	3,850	3,890
Scranton-Lackawanna PA
Health & Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/37 (10)	3,000	3,000
Shamokin-Coal Township PA	5.000%	7/1/30 (4)	5,700	5,893
Shamokin-Coal Township PA	5.000%	7/1/36 (4)	6,500	6,643
Snyder County PA
Higher Educ. Auth. Univ. Rev.
(Susquehanna Univ. Project)	5.000%	1/1/30 (11)	5,000	5,097
Somerset PA Area School Dist. GO	5.000%	3/15/25 (4)	7,090	7,591
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	445	446
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	7,294

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health)	6.000%	6/1/25	20,000	22,211
State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.)	5.250%	6/1/13 (4)(Prere.)	9,280	10,429
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30	21,000	22,302
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	11,033
Unionville Chadds Ford PA School Dist.	5.000%	6/1/32	6,440	6,818
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.500%	9/15/24	3,000	3,479
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/29	14,000	15,565
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project)	5.250%	9/15/34	10,100	11,006
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) CP	5.000%	9/15/35	17,000	18,104
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,579
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,722
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,754
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	346
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,580
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,018
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,133
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,729
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,381
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,509
West Chester PA Area School Dist. GO	5.000%	5/15/28 (14)	7,480	7,923
West Cornwall Township PA
Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,650	2,867
West Cornwall Township PA
Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,000	2,164
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,076
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,140
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	981
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,025
3 Westmoreland County PA IDA Rev. (Excela Project)	5.125%	7/1/30	1,200	1,181
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15 (4)(Prere.)	3,490	4,101
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17 (14)(ETM)	7,360	8,652
Westmoreland County PA
Muni. Auth. Service Water Rev.	0.000%	8/15/15 (3)	5,000	4,234
Westmoreland County PA
Muni. Auth. Service Water Rev.	0.000%	8/15/23 (14)	5,000	2,685

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westmoreland County PA
Muni. Auth. Service Water Rev.	0.000%	8/15/24 (14)	4,000	1,951
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/27	2,200	2,137
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/37	3,000	2,763
Wyoming PA Area School Dist.	5.000%	9/1/26 (14)	2,000	2,096
Wyoming PA Area School Dist.	5.000%	9/1/29 (14)	5,125	5,316
York County PA	5.000%	6/1/33 (14)	6,000	6,195
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13 (14)	6,750	7,657
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14 (14)	4,050	4,663
				2,952,733
Puerto Rico (2.0%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20	5,300	5,913
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (14)	5,000	5,464
Puerto Rico GO	5.500%	7/1/18 (14)	5,000	5,420
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (14)	16,000	17,313
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	10,000	10,704
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30 (3)	14,905	4,113
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31 (3)	28,695	7,277
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22 (ETM)	10	12
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	4,990	5,491
				61,707
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12	2,000	2,128
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,813
				3,941
Total Tax-Exempt Municipal Bonds (Cost $2,937,629)				3,018,381
Other Assets and Liabilities (0.8%)
Other Assets				117,872
Liabilities				(92,625)
				25,247
Net Assets (100%)				3,043,628

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	2,982,660
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(19,987)
Unrealized Appreciation (Depreciation)
Investment Securities	80,752
Futures Contracts	203
Net Assets	3,043,628

Investor Shares—Net Assets
Applicable to 60,795,481 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	675,096
Net Asset Value Per Share—Investor Shares	$11.10

Admiral Shares—Net Assets
Applicable to 213,297,029 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,368,532
Net Asset Value Per Share—Admiral Shares	$11.10

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $13,040,000, representing 0.4% of net assets.
2 Securities with a value of $1,642,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2010.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	62,585
Total Income	62,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative—Investor Shares	538
Management and Administrative—Admiral Shares	1,013
Marketing and Distribution—Investor Shares	86
Marketing and Distribution—Admiral Shares	215
Custodian Fees	11
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,011
Net Investment Income	60,574
Realized Net Gain (Loss)
Investment Securities Sold	1,470
Futures Contracts	(1,005)
Realized Net Gain (Loss)	465
Change in Unrealized Appreciation (Depreciation)
Investment Securities	35,426
Futures Contracts	324
Change in Unrealized Appreciation (Depreciation)	35,750
Net Increase (Decrease) in Net Assets Resulting from Operations	96,789

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,574	113,529
Realized Net Gain (Loss)	465	1,200
Change in Unrealized Appreciation (Depreciation)	35,750	186,329
Net Increase (Decrease) in Net Assets Resulting from Operations	96,789	301,058
Distributions
Net Investment Income
Investor Shares	(13,667)	(27,069)
Admiral Shares	(46,907)	(86,460)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(60,574)	(113,529)
Capital Share Transactions
Investor Shares	9,657	18,497
Admiral Shares	173,645	210,421
Net Increase (Decrease) from Capital Share Transactions	183,302	228,918
Total Increase (Decrease)	219,517	416,447
Net Assets
Beginning of Period	2,824,111	2,407,664
End of Period	3,043,628	2,824,111

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.97	$10.19	$11.18	$11.47	$11.32	$11.53
Investment Operations
Net Investment Income	.226	.456	.483	.505	.513	.520
Net Realized and Unrealized Gain (Loss)
on Investments	.130	.780	(.968)	(.252)	.179	(.165)
Total from Investment Operations	.356	1.236	(.485)	.253	.692	.355
Distributions
Dividends from Net Investment Income	(.226)	(.456)	(.483)	(.505)	(.513)	(.520)
Distributions from Realized Capital Gains	—	—	(.022)	(.038)	(.029)	(.045)
Total Distributions	(.226)	(.456)	(.505)	(.543)	(.542)	(.565)
Net Asset Value, End of Period	$11.10	$10.97	$10.19	$11.18	$11.47	$11.32

Total Return[1]	3.28%	12.32%	-4.48%	2.30%	6.30%	3.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$675	$657	$593	$636	$668	$705
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.10%[2]	4.26%	4.46%	4.50%	4.55%	4.51%
Portfolio Turnover Rate	16%[2]	14%	24%	14%	17%	14%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.97	$10.19	$11.18	$11.47	$11.32	$11.53
Investment Operations
Net Investment Income	.230	.464	.491	.513	.522	.528
Net Realized and Unrealized Gain (Loss)
on Investments	.130	.780	(.968)	(.252)	.179	(.165)
Total from Investment Operations	.360	1.244	(.477)	.261	.701	.363
Distributions
Dividends from Net Investment Income	(.230)	(.464)	(.491)	(.513)	(.522)	(.528)
Distributions from Realized Capital Gains	—	—	(.022)	(.038)	(.029)	(.045)
Total Distributions	(.230)	(.464)	(.513)	(.551)	(.551)	(.573)
Net Asset Value, End of Period	$11.10	$10.97	$10.19	$11.18	$11.47	$11.32

Total Return	3.32%	12.41%	-4.41%	2.38%	6.37%	3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,369	$2,167	$1,815	$1,834	$1,722	$1,577
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.18%[1]	4.34%	4.53%	4.57%	4.62%	4.58%
Portfolio Turnover Rate	16%[1]	14%	24%	14%	17%	14%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $552,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,018,381	—
Futures Contracts—Liabilities[1]	(43)	—	—
Total	(43)	3,018,381	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	September 2010	(148)	(18,153)	193
10-Year U.S. Treasury Note	September 2010	(28)	(3,357)	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Pennsylvania Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2009, the fund had available capital loss carryforwards totaling $16,019,000 to offset future net capital gains through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $4,554,000 through November 30, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2010, the cost of investment securities for tax purposes was $2,942,183,000. Net unrealized appreciation of investment securities for tax purposes was $76,198,000, consisting of unrealized gains of $103,230,000 on securities that had risen in value since their purchase and $27,032,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2010, the fund purchased $366,446,000 of investment securities and sold $220,683,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	May 31, 2010		November 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	100,094	9,076	192,504	18,013
Issued in Lieu of Cash Distributions	10,410	944	20,553	1,916
Redeemed	(100,847)	(9,145)	(194,560)	(18,179)
Net Increase (Decrease)—Investor Shares	9,657	875	18,497	1,750
Admiral Shares
Issued	285,255	25,862	415,326	38,761
Issued in Lieu of Cash Distributions	31,181	2,828	58,258	5,429
Redeemed	(142,791)	(12,957)	(263,163)	(24,736)
Net Increase (Decrease)—Admiral Shares	173,645	15,733	210,421	19,454

H. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2009	5/31/2010	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.56	$0.85
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,032.76	$1.01
Admiral Shares	1,000.00	1,033.17	0.61
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.17%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in each fund’s peer group. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447
CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.